Income Tax - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Components of the Provision for Income Taxes [Abstract]
Current	$ 252,879	$ 349,028
Deferred	(473,951)	(359,472)
Income taxes benefit	$ (221,072)	$ (10,444)